Variables used in Lattice Option Pricing Model for Derivative Liabilities (Detail) (USD $)	1 Months Ended
	Nov. 08, 2012	Sep. 30, 2012	Jul. 25, 2012
Fair Value Measurements [Line Items]
Market value of common stock on measurement date	$ 1.96	$ 2.70	$ 2.56
Projected exercise price	$ 4.56	$ 4.52	$ 5.00
Risk free interest rate	0.72%	0.56%	0.56%
Warrant lives in years	4 years 8 months 16 days	4 years 10 months 17 days	5 years
Expected volatility	194.00%	193.00%	193.00%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
Fair Value Measurements [Line Items]
Offering price range	$ 2.56	$ 2.72	$ 2.56
Maximum
Fair Value Measurements [Line Items]
Offering price range	$ 6.56	$ 6.72	$ 6.56